Financial Risk Management - Debt-equity Ratio (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Total Liabilities	₩ 19,153,066	₩ 18,576,139
Total equity	₩ 12,155,196	₩ 12,335,138	₩ 24,396,243	₩ 22,816,934
Debt-equity ratios	157.57%	150.60%